Share-Based Compensation Plans	12 Months Ended
Dec. 31, 2015
Share-based Compensation [Abstract]
Share-Based Compensation Plans
Share-Based Compensation Plans
The Avon Products, Inc. 2010 Stock Incentive Plan (the "2010 Plan") and the Avon Products, Inc. 2013 Stock Incentive Plan, as amended and restated (the “2013 Plan”), which are shareholder approved plans, provide for several types of share-based incentive compensation awards including stock options, stock appreciation rights, restricted stock, restricted stock units and performance restricted stock units. Following shareholder approval of the 2013 Plan in May 2013, there were no further awards made under the 2010 Plan. Under the 2010 Plan, the maximum number of shares that may be awarded was 32,000,000 shares, where the maximum number of shares was reduced as follows: (i) in the case of the grant of an award of an option or Stock Appreciation Right ("SAR"), by each share of stock subject to such an award and (ii) in the case of the grant of an award payable in stock other than an option or SAR by 2.33 multiplied by each share of stock subject to such award. Under the 2013 Plan, the maximum number of shares that may be awarded is 55,000,000 shares, where the maximum number of shares are reduced as follows: (i) in the case of the grant of an award of an option or SAR, by each share subject to such an award and (ii) in the case of the grant of an award payable in shares other than an option or SAR by 3.13 multiplied by each share subject to such an award. Shares issued under share-based awards will be primarily funded with issuance of new shares.
We have issued stock options and stock appreciation rights under the 2010 Plan, and restricted stock units and performance restricted stock units under both the 2010 Plan and the 2013 Plan. Stock option awards are granted with an exercise price equal to the closing market price of our stock at the date of grant. Those option awards and stock appreciation rights generally vest in thirds over the three-year period following each option grant date and have ten-year contractual terms. Restricted stock units granted to Associates generally vest and settle after three years. Restricted stock units awarded to non-management directors vest in approximately one year and settle upon a director's departure from the Board of Directors. Performance restricted stock units generally vest after three years only upon the satisfaction of certain performance conditions.
For the years ended December 31:

	2015	2014	2013
Compensation cost for stock options, stock appreciation rights, performance restricted stock units and restricted stock units	$51.2	$38.9	$43.3
Total income tax benefit recognized for share-based arrangements	4.1	3.2	14.9

All of the compensation cost for stock options, stock appreciation rights, performance restricted stock units and restricted stock units, including those that will be funded with treasury shares and those that have not resulted in a fair value measurement date, for 2015, 2014 and 2013 was recorded in selling, general and administrative expenses in the Consolidated Statements of Operations.
Stock Options
There were no stock options granted since 2012. A summary of stock options as of December 31, 2015, and changes during 2015, is as follows:

	Shares (in 000’s)	Weighted- Average Exercise Price	Weighted- Average Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2015	17,158	$31.74
Granted	—	—
Exercised	—	—
Forfeited	(6)	18.25
Expired	(5,504)	38.20
Outstanding at December 31, 2015	11,648	$28.70	2.9	$—
Exercisable at December 31, 2015	11,018	$28.18	2.9	$—

We recognize expense on stock options using a graded vesting method, which recognizes the associated expense based on the timing of option vesting dates. At December 31, 2015, there was no unrecognized compensation cost related to stock options outstanding.
Cash proceeds, tax obligations and intrinsic value related to total stock options exercised during 2014 and 2013, were as follows:

	2014	2013
Cash proceeds from stock options exercised	$.2	$19.4
Tax obligation realized for stock options exercised	—	(1.8)
Intrinsic value of stock options exercised	—	6.4

Restricted Stock, Restricted Stock Units and Performance Restricted Stock Units
The fair value of restricted stock units, and performance restricted stock units granted in 2013 and 2014, was determined based on the closing price of our common stock on the date of grant. The fair value of the performance restricted stock units granted in 2015 was determined using a Monte-Carlo simulation that estimates the fair value based on the Company's share price activity, expected term of the award, risk-free interest rate, expected dividends and the expected volatility of the stock of the Company.
In 2013, we granted performance restricted stock units that would vest and settle after three years only upon the satisfaction of certain performance conditions over three years. We have adjusted the compensation cost recognized to-date to reflect our estimated performance.
In 2014, we granted performance restricted stock units that would vest and settle after three years only upon the satisfaction of certain performance conditions over three years. We have adjusted the compensation cost recognized to-date to reflect our estimated performance.
In 2015, we granted performance restricted stock units that would vest and settle after three years only upon the satisfaction of certain performance conditions over two years ("2015 PRSUs"). In addition, if the performance conditions are achieved above target, these performance restricted stock units are subject to a market condition in which the number of performance restricted stock units that vest will be limited to the target amount if the Company’s absolute total shareholder return during the three-year service period is negative. If the performance conditions are achieved, the range of possible payouts of these performance restricted stock units is limited to a minimum of 50% of target to a maximum of 150% of target. We currently believe that the achievement of the performance conditions is probable.
A summary of restricted stock and restricted stock units at December 31, 2015, and changes during 2015, is as follows:

	Restricted Stock And Units (in 000’s)	Weighted-Average Grant-Date Fair Value
January 1, 2015	4,995	$16.80
Granted	2,938	7.91
Vested	(1,084)	18.14
Forfeited	(827)	14.09
December 31, 2015	6,022	$12.62

A summary of performance restricted stock units at December 31, 2015, and changes during 2015, is as follows:

	Performance Restricted Stock Units (in 000’s)	Weighted-Average Grant-Date Fair Value
January 1, 2015(1)	4,976	$17.53
Granted	2,013	7.49
Vested	—	—
Forfeited	(1,655)	18.32
December 31, 2015(1)	5,334	$13.51
(1) Based on initial target payout.
The total fair value of restricted stock units that vested during 2015 was $10.1, based upon market prices on the vesting dates. At December 31, 2015, there was approximately $45.4 of unrecognized compensation cost related to these restricted stock, restricted stock units and performance restricted stock units compensation arrangements. That cost is expected to be recognized over a weighted-average period of 1.7 years.
In addition to the amounts in the table above, later in 2015, we granted 1,123,183 performance restricted stock units that would vest and settle in 2016 only upon the satisfaction of certain performance conditions through 2015. As of December 31, 2015, the terms of this award have not yet resulted in a fair value measurement date. During 2015, we recognized compensation cost of $1.6 for these performance restricted stock units. At December 31, 2015, there was $3.0 of unrecognized compensation cost related to these performance restricted stock units.
Restricted Stock Units and Performance Restricted Stock Units Funded With Treasury Shares
In March 2015 and April 2012, we granted 489,596 and 200,000 restricted stock units, respectively, that will be funded with treasury shares, outside of the 2013 Plan and 2010 Plan, in reliance upon The New York Stock Exchange rules. The restricted stock units granted in March 2015 have a weighted-average grant-date fair value of $9.00 and vest and settle ratably over three years. The restricted stock units granted in April 2012 have a weighted-average grant-date fair value of $21.69 and vest and settle ratably over five years. During 2015, 40,000 of these restricted stock units vested, and 569,596 of these restricted stock units were outstanding at December 31, 2015. During 2015, 2014 and 2013, we recognized compensation cost of $2.7, $.8 and $1.4, respectively, for these restricted stock units. At December 31, 2015, there was $2.5 of unrecognized compensation cost related to these restricted stock units.
In March 2015, we granted 121,951 performance restricted stock units that will be funded with treasury shares, outside of the 2013 Plan, in reliance upon The New York Stock Exchange rules. These performance restricted stock units have a weighted-average grant-date fair value of $7.49 and the same terms exist for these awards as the 2015 PRSUs discussed above. All of these performance restricted stock units were outstanding at December 31, 2015. During 2015, we recognized compensation cost of $.2 for these performance restricted stock units. At December 31, 2015, there was $.7 of unrecognized compensation cost related to these performance restricted stock units.